ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 8. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31, 2021	December 31, 2020
Registration rights damages (see Note 9)	$189,663	$-
Consulting services	163,647	163,647
Taxes and other	110,590	149,388

Accrued expenses	$463,900	$313,035